PRINCIPAL ACCOUNTING POLICIES - Key agreements with the VIEs and summary financial information of the VIEs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Financial information of the group's VIEs
Total assets	$ 24,906,394,926				¥ 162,048,477,313		¥ 144,413,901,668
Total liabilities	11,615,733,658				75,575,447,910		68,893,149,166
Cash and cash equivalents	2,803,896,483			¥ 19,215,674,674	18,242,991,687	$ 2,833,358,629	18,434,681,251	¥ 5,300,887,799
Short-term investment	4,323,492,324				28,129,938,110		14,112,862,288
Accounts receivables	700,713,570				4,559,052,701		4,624,818,322
Prepayments and other current assets	948,659,787				6,172,265,172		6,206,985,686
Accounts payable	1,146,458,548				7,459,203,252		7,278,791,082
Other payables and accruals	783,338,681				5,096,636,473		2,849,821,247
Advance from customers	1,209,217,609				7,867,532,529		8,190,840,057
Net revenues	4,115,953,924	¥ 26,779,631,018	¥ 19,228,439,814	10,897,568,061
Cost of revenues	719,027,574	4,678,209,103	4,729,750,192	3,043,439,819
Net income / (loss)	332,117,375	2,160,855,280	(1,636,230,855)	2,399,395,247
Net cash provided by operating activities	$ 1,086,464,078	¥ 7,068,861,226	5,272,730,491	3,048,809,916
Shareholders of our consolidated affiliated Chinese entities, except for Qunar Beijing | Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years	10 years
Term of automatic renewal of exclusive option agreements	10 years	10 years
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements
Financial information of the group's VIEs
Term of technical consulting and services agreements	10 years	10 years
Term of automatic renewal of technical consulting and services agreements	10 years	10 years
Written notice period required to be served for the termination of agreements	30 days	30 days
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements | Minimum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	$ 0.8	¥ 5
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements | Maximum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	$ 1.2	¥ 8
Qunar Software | Loan Agreements
Financial information of the group's VIEs
Notice period for termination of agreement	15 days	15 days
Qunar and Qunar Software | Equity option agreement
Financial information of the group's VIEs
Written notice period for termination of agreement	30 days	30 days
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs					922,000,000
Total assets					21,755,512,736		30,544,580,876
Less: Inter-company receivables					(1,569,895,648)		(2,050,819,348)
Total assets excluding inter-company					20,185,617,088		28,493,761,528
Total liabilities					19,282,345,546		29,101,732,239
Less: Inter-company payables					(12,114,432,077)		(15,904,065,265)
Total liabilities excluding inter-company					7,167,913,469		13,197,666,974
Cash and cash equivalents					6,600,000,000		10,000,000,000
Short-term investment					6,100,000,000		6,500,000,000
Accounts receivables					3,300,000,000		3,900,000,000
Prepayments and other current assets					1,900,000,000		3,500,000,000
Investments (non-current)					1,400,000,000		2,800,000,000
Accounts payable					3,300,000,000		4,300,000,000
Other payables and accruals					1,500,000,000		1,300,000,000
Advance from customers					1,100,000,000		5,000,000,000
Short- term debt					¥ 800,000,000		¥ 1,200,000,000
Net revenues		¥ 8,237,250,837	8,706,139,377	6,384,556,234
Cost of revenues		2,489,892,564	2,442,997,433	1,983,511,461
Net income / (loss)		¥ 863,231,207	100,653,423	(73,523,163)
Revenues as a percent of total	31.00%	31.00%
Net income before the deduction of inter-company consulting fee charges		¥ 2,700,000,000	¥ 2,800,000,000	¥ 1,000,000,000
Service fees charged from affiliates as percentage of their total net income	68.30%	68.30%	96.30%	107.10%
Net cash provided by operating activities		¥ 1,232,432,873	¥ 7,190,925,721	¥ 160,298,446